                          INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                         Supplement dated April 17, 2006
                    to the Prospectus dated October 25, 2005
                  as supplemented October 25, 2005, November 9,
                  2005, November 14, 2005, December 7, 2005 and
                                December 8, 2005

Effective April 10, 2006, AIM Premier Equity Fund, a series portfolio of AIM Funds Group, merged into AIM Charter Fund, a series portfolio of AIM Equity Funds.

Any references to this fund in this Prospectus are hereby deleted.

                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                     Supplement dated April 17, 2006 to the
            Statement of Additional Information dated April 29, 2005
           as supplemented July 1, 2005, August 5, 2005, September 28,
           2005, October 5, 2005, October 25, 2005, November 9, 2005,
                      February 24, 2006 and March 31, 2006

Effective April 10, 2006, AIM Premier Equity Fund, a series portfolio of AIM Funds Group, merged into AIM Charter Fund, a series portfolio of AIM Equity Funds.

Any references to this fund in this Statement of Additional Information are hereby deleted.

                          INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                     Supplement dated April 17, 2006 to the
           Statement of Additional Information dated October 25, 2005 as supplemented October 25, 2005, November 9, 2005 and March 31, 2006

Effective April 10, 2006, AIM Premier Equity Fund, a series portfolio of AIM Funds Group, merged into AIM Charter Fund, a series portfolio of AIM Equity Funds.

Any references to this fund in this Statement of Additional Information are hereby deleted.